GSMBS 2025-CES2

Opus Capital Markets Consultants, LLC Executive Narrative

Opus Capital Markets Consultants, LLC
300 Tri-State International | Suite 320
Lincolnshire, IL 60069
224.632.1300 | www.opuscmc.com

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Executive Narrative

September 8, 2025

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

The report summarizes the results of a due diligence review performed on a pool of 1,518 loans, of which were purchased by Goldman Sachs Mortgage Company (“Customer”) from an originator (the “Originator”) who is a client of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originator provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

As detailed herein, the pool contains a total of 1,518 Closed End Second loans, of which 207 were NQM, 777 QM APOR HP and 534 QM APOR SH, and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Closed End Second
Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)
Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.
c)
Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
e)
Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)
Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)
Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

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h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.
i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.
j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
•
Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•
Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•
Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.
•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination
•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

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•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.
•
Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•
Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
•
Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

•
Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.
The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:

a.	For Right of Rescission
i.
A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).

A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.
A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.

b.	For TILs (Application Dates prior to 10/3/2015)
i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.
Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a reportoutlining any TILA violations, including a recalculation of disclosed finance charge,proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

c.	For TRID Disclosures (Application Dates on or after 10/3/2015)
i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days ofapplication and seven (7) business days prior to consummation in accordance withClient’s Underwriting Guidelines;
ii.
Review the required sections of each LE to ensure they were populated in accordancewith the TRID Rules. (If the file reflects more than one LE was provided, each revised LEmust have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;

iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at leastthree (3) business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordancewith the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days ofloan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.
Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.
Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.	The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.
Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.
For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:
a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.	HUD-1 is marked Final;

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

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i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.	There should be no markings indicating that the HUD-1 is estimated.
B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.	Final Truth in Lending Disclosure (“TIL”), if applicable
c.	Loan Estimate, if applicable
i.
The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.

d.	Closing Disclosure, if applicable
i.
The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.

e.	Notice of Right to Cancel (if applicable)
f.	Initial TIL, if applicable
g.	Good Faith Estimate (“GFE”), if applicable
h.	Note
i.	Mortgage/Deed of Trust
j.	FACTA disclosures
k.	Third Party Fees
i.
Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.

ii.
CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.

iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.
For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification.  For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.
For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to

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determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.
For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a.   Qualified Mortgage:
i.
For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately.  Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.

ii.
For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b.   Ability to Repay:
i.
The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing  reasonably reliable third-party documentation at or before consummation.

1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.	Monthly payment on any simultaneous loans secured by the subject property.
5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.	Debts, alimony, and child support obligations
7.	Monthly debt-to-income ratio or residual income
8.	Credit history
ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.
Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential

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risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will not review for compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:
•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
•	Affiliated Business Disclosure
•	Initial Escrow Disclosure Statement
•	Fair Credit Report Act (Regulation V)

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

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•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.

•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
•
Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann.  Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.

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•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen.  Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•
Rhode Island Home Loan Protection Act,  R.I.  Gen.  L.  34-25.1-2 et  seq,  as  implemented  by  Emergency  Banking  Regulation  3  (2006)  and  Final  Banking  Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

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•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.

•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

Flood Insurance Testing

National Flood Insurance Program (NFIP)
Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

Homeowner’s Flood Affordability Act (HFIAA)
Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fess for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016.

Frequency – Payable with same frequency as payments designated for the loans
Exceptions
•	Loan is an extension of credit primarily for business, commercial or agricultural purposes
•	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance
•	Flood Insurance coverage for the residential real estate is provided by a policy that

a.	Meets requirements
b.	Provided by a condominium association, cooperative or other applicable group and
c.	The premium for which is paid by the condominium associate, cooperative, homeowners association, or other group as a common expense.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

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1) Misrepresentation Review and Valuation Review
Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•
Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.
•	Social Security Numbers: Compare SSN(s) across all file documents.
•
Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.
•	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values
Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.  i) Consultant will perform the following steps.
•	Property is complete
•
Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition
•	No apparent appraiser independence violation statements
•	Appraisal addresses any adverse comments
•	Appraisal is completed on appropriate GSE Forms
•	Appraisal contains required attachments.
•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer
•
The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.
•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

Opus	Privileged and Confidential	Public	Page 11

•
Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.
If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:
•	No apparent damage to the property
•	Property appears to be occupied

I.            Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value
•	CLTV
•	DTI
•	FICO
•	Interest Only
•	Interest Rate
•	Loan Term
•	Loan Purpose
•	LTV
•	Occupancy
•	Original Balance
•	Property Address
•	Property City
•	Property State
•	Property Type
•	Sales Price
•	Second Mortgage Lien Amount
•	Self Employed
•	Units
•	Zip Code

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•	Loan Type
•	QM Status

II.            Rating Agency Grading Criteria

Fitch Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

III.            Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.
•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.
•
Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

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•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.
•
Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.
•
Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

IV.            REDACTED INFORMATION

•	Borrower Name
•	Co-Borrower Name
•	SSNs
•	Property Address, City, County, MSA, Zip
•	Mailing Address
•	Account Number, including Originator and Servicer Loan Number
•	Origination Date
•	Names of Borrowers or any other Individuals
•	Company and Entity Names
•	Financial Institution Names
•	Job Position Titles
•	Any Address
•	Any Location Information (other than state), including City, County, MSA and Zip
•	Account Numbers of any type
•	Insurance Claim Numbers
•	Insurance Policy Numbers
•	Foreclosure Action dates and Case Numbers

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•	Bankruptcy Action dates and Case Numbers
•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Loan Type
Type	Count	% of Pool
Non-Conforming	1518	100.00%
Conforming-GSE Eligible	0	0.00%
Total	1518	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	1502	98.95%
Second Home	4	0.26%
Investment Property	12	0.79%
Total	1518	100.00%

Interest Rate
Type	Count	% of Pool
5.500 - 5.999	1	0.07%
6.000 - 6.499	1	0.07%
6.500 - 6.999	0	0.00%
7.000 - 7.499	7	0.46%
7.500 - 7.999	18	1.19%
8.000 - 8.499	62	4.08%
8.500 - 8.999	133	8.76%
9.000 - 9.499	162	10.67%
9.500 - 9.999	276	18.18%
10.000 - 10.499	292	19.24%
10.500 - 10.999	239	15.74%
11.000 - 11.499	126	8.30%
11.500 - 11.999	125	8.23%
12.000 - 12.499	55	3.62%
12.500 - 12.999	20	1.32%
13.000 - 13.499	1	0.07%
13.500 - 13.999+	0	0.00%
Total	1518	100.00%

Product Type
Type	Count	% of Pool
Fixed	1518	100.00%
ARM	0	0.00%
Total	1518	100.00%

QM Type
Type	Count	% of Pool
Non-QM	207	13.64%
QM: Safe Harbor APOR	534	35.18%
QM: Higher Priced APOR	777	51.19%
ATR/QM: Exempt	0	0.00%
Total	1518	100.00%

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Purpose
Type	Count	% of Pool
Cash out Refi	1513	99.67%
Purchase	3	0.20%
Rate / Term Refi	2	0.13%
Total	1518	100.00%

DTI
Type	Count	% of Pool
0.00-20.00	18	1.19%
20.01-30.00	125	8.23%
30.01-40.00	386	25.43%
40.01-45.00	379	24.97%
45.01-50.00	603	39.72%
50.01+	7	0.46%
Total	1518	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	941	61.99%
Townhouse	1	0.07%
Condo, Low Rise	44	2.90%
Condo, High Rise	0	0.00%
PUD	494	32.54%
1 Family Attached	38	2.50%
2 Family	0	0.00%
3 Family	0	0.00%
4 Family	0	0.00%
Total	1518	100.00%

LTV
Type	Count	% of Pool
0.00-30.00	1488	98.02%
30.01-40.00	25	1.65%
40.01-50.00	5	0.33%
50.01-60.00	0	0.00%
60.01-70.00	0	0.00%
70.01-80.00	0	0.00%
80.01-90.00	0	0.00%
Total	1518	100.00%

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there was one (1) obligor with multiple loans in the pool.

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Tape Discrepancies

Data Element	Count	Accuracy
Amount of Other Lien	328	78.39%
Borrower 1 Last Name	1	99.93%
Final Qualifying Property Value	2	99.87%
Note Date	1120	26.22%
Originator QM Status	2	99.87%
Property Address	7	99.54%
Property Type	3	99.80%
Property Value	37	97.56%
QM Qualifying Total Debt Income Ratio	1	99.93%
Qualifying CLTV	274	81.95%
Qualifying FICO	14	99.08%
Qualifying LTV	56	96.31%
Qualifying Total Debt Income Ratio	500	67.06%
Total Loan Population	1518

Opus	Privileged and Confidential	Public	Page 17

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

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Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability

C
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

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Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated September 4, 2025.

Overall Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	364	23.98%
B	1154	76.02%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	420	27.67%
B	1098	72.33%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	1458	96.05%
B	60	3.95%
C	0	0.00%
D	0	0.00%

Property Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans
A	101	6.65%
B	17	1.12%
C	0	0.00%
D	0	0.00%
N/A	1400	92.23%

Overall Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	363	23.91%
B	1155	76.09%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	420	27.67%
B	1098	72.33%
C	0	0.00%
D	0	0.00%

Overall Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	13	0.86%
B	83	5.47%
C	1422	93.67%
D	0	0.00%

Compliance Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	420	27.67%
B	1098	72.33%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	1458	96.05%
B	60	3.95%
C	0	0.00%
D	0	0.00%

Property Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	91	5.99%
B	5	0.33%
C	1422	93.68%
D	0	0.00%

Credit Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	1458	96.05%
B	60	3.95%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	1500	98.81%
B	18	1.19%
C	0	0.00%
D	0	0.00%

Opus	Privileged and Confidential	Public	Page 20

Loans Reviewed (1,518)

230901669	7440822828	7440827269	7440804106	7440793069	7440789147	240906248
230801610	7440819335	7440827155	7440784453	7440808204	7440805238	240805601
231102291	7440812511	7440832216	7440804675	7440784768	7440790865	240705464
230801591	7440823904	7440827010	7440789195	7440788661	7440808831	240705181
230901667	7440823386	7440832410	7440796801	7440777858	7440779740	240805572
230701354	7440828308	7440825968	7440783146	7440787245	7440791205	241006644
230801523	7440814605	7440815990	7440807855	7440806597	7440790950	240504467
230901787	7440821422	7440813111	7440789616	7440805905	7440781021	240805940
230801427	7440831508	7440824867	7440793886	7440806004	7440781396	240805746
231002216	7440828732	7440820627	7440805654	7440800305	7440792862	240805964
230901710	7440813976	7440828147	7440779089	7440799889	7440789231	240705149
230901637	7440824258	7440819076	7440795603	7440790651	7440783357	240906453
230801529	7440822815	7440824601	7440790748	7440809930	7440790842	240805600
231002136	7440816913	7440830365	7440799102	7440809954	7440795804	240705453
231001972	7440820466	7440825184	7440799017	7440731923	7440806414	240906440
230901659	7440825356	7440833631	7440780979	7440802061	7440805410	240805498
230801503	7440825235	7440831333	7440805520	7440800219	7440792425	241006643
230701321	7440818595	7440816776	7440775284	7440652247	7440788939	240805624
230901697	7440822393	7440814442	7440806766	7440810636	7440805325	241006915
230801563	7440822296	7440827166	7440792555	7440792616	7440793864	241006547
230901682	7440834342	7440825824	7440804434	7440792834	7440793997	240906488
231002109	7440821677	7440812288	7440806548	7440789751	7440791312	240906137
230801545	7440826872	7440812167	7440810663	7440796794	7440794291	240805732
230801533	7440821556	7440827069	7440786980	7440786928	7440803387	240906192
230801631	7440826545	7440829781	7440794626	7440806200	7440781592	240805720
230901796	7440824049	7440828809	7440806960	7440796443	7440792799	240705474
230901825	7440815153	7440821802	7440787307	7440790459	7440799980	240504497
230701305	7440830767	7440823972	7440808088	7440803064	7440799108	241006731
231002134	7440819248	7440817997	7440798122	7440779220	7440795271	241006755
231202868	7440819478	7440813681	7440795844	7440788660	7440798128	240705418
231002220	7440825248	7440835736	7440787658	7440795908	7440804585	240906487
231102427	7440827899	7440824735	7440811228	7440786481	7440789124	240805513
231002027	7440822380	7440828158	7440803342	7440785946	7440785974	241006887
231002096	7440812634	7440820713	7440809444	7440793283	7440805215	240906309
231102473	7440833010	7440826922	7440794513	7440790303	7440790953	241006779
231002212	7440814934	7440830015	7440799587	7440804998	7440782488	88231492
240103186	7440812961	7440822677	7440809468	7440792451	7440784603	240705269
231002244	7440814607	7440824638	7440780294	7440802687	7440795587	240805690
240103094	7440812416	7440829467	7440807700	7440803207	7440807039	240906377
240203434	7440812779	7440820051	7440793799	7440775095	7440805719	240906093
240203281	7440831518	7440812388	7440791598	7440791120	7440798743	240906473
240203602	7440828843	7440828028	7440811207	7440782968	7440811188	240906122
240203277	7440817385	7440823753	7440793860	7440801138	7440794147	240705416
240203563	7440815178	7440823644	7440790508	7440799902	7440808564	240906538
240103090	7440817058	7440817996	7440801055	7440804999	7440801970	240906025
240404115	7440815701	7440828694	7440799346	7440791361	7440805055	240906134

Opus	Privileged and Confidential	Public	Page 21

240303991	7440824256	7440821394	7440806744	7440802688	7440797654	240906279
240303647	7440820589	7440831149	7440809576	7440789425	7440801401	240906405
240303929	7440822077	7440814117	7440786542	7440795630	7440809089	240705230
240303979	7440823142	7440819508	7440810249	7440807251	7440811054	240805765
240304049	7440813518	7440823522	7440804650	7440786111	7440811802	240805632
240404101	7440829618	7440816652	7440802011	7440790143	7440787496	240805915
240203466	7440813736	7440820173	7440808042	7440811061	7440796674	240906254
240303926	7440811993	7440827362	7440780051	7440793101	7440803931	240906472
240303724	7440828180	7440826152	7440787656	7440797509	7440808323	240906351
240504546	7440822270	7440821395	7440802808	7440803556	7440797415	240705417
240404221	7440823056	7440819835	7440796296	7440680831	7440795125	240805874
240404257	7440818456	7440835063	7440804413	7440796191	7440790333	240805547
240404118	7440832252	7440824757	7440809442	7440792496	7440797766	240906036
88233561	7440832494	7440835835	7440786961	7440791805	7440797306	240906387
240504537	7440830171	7440830279	7440789175	7440804404	7440792077	240705376
240404279	7440822836	7440814760	7440804897	7440796636	7440791073	22378822
240404242	7440813753	7440822348	7440811576	7440781614	7440789892	22331702
240504699	7440813898	7440818185	7440746761	7440805712	7440798769	22394734
240404374	7440822800	7440814220	7440789705	7440793562	7440642956	22351209
240404194	7440815183	7440831894	7440791463	7440806186	7440796762	241107511
240604812	7440820699	7440824091	7440805416	7440790472	7440789129	241107570
240604800	7440822969	7440827608	7440803542	7440803998	7440786609	240906195
240705125	7440819678	7440827260	7440791790	7440801119	7440808348	241007058
240604792	7440812555	7440818270	7440803870	7440785004	7440786910	241107343
240705352	7440823900	7440815006	7440794669	7440802994	7440805299	241107864
240504721	7440825113	7440815587	7440792006	7440800599	7440786801	241006753
240705244	7440812458	7440828046	7440789150	7440803647	7440801798	241007140
240705437	7440824484	7440824996	7440804983	7440805184	7440796434	241007106
240705395	7440828558	7440824863	7440792200	7440788840	7440796567	241007016
88233667	7440822847	7440830115	7440806192	7440790497	7440796216	241007094
240705374	7440824048	7440812394	7440800166	7440797852	7440811719	241007086
240604873	7440817670	7440831410	7440808177	7440771311	7440803735	241006841
240705361	7440824024	7440818606	7440803894	7440797876	7440775972	241006935
240504633	7440824278	7440821709	7440786898	7440790279	7440799525	241107640
240504754	7440811430	7440822129	7440790260	7440790013	7440804829	241107532
240504606	7440813524	7440822008	7440786874	7440777808	7440795919	241107821
240705270	7440824929	7440819298	7440809573	7440800550	7440794276	240906182
240705129	7440820676	7440812261	7440786983	7440793693	7440807697	241006838
240605042	7440830968	7440829111	7440804677	7440793451	7440801999	240906491
240504761	7440827239	7440820393	7440798167	7440800356	7440799307	241006679
240705296	7440831270	7440817747	7440809909	7440793342	7440789652	241006852
240404385	7440815618	7440832863	7440799148	7440787424	7440804493	241007326
7440816441	7440812631	7440813132	7440795514	7440777121	7440805917	241107547
7440814046	7440814084	7440815884	7440810245	7440790341	7440796259	240906224
7440827979	7440826226	7440813047	7440799233	7440795456	7440793187	241007252
7440818521	7440822749	7440830685	7440781075	7440798195	7440780220	241107772
7440814240	7440813852	7440829919	7440809354	7440809056	7440785056	241107928
7440832527	7440813513	7440830201	7440810596	7440794367	7440791407	241107630
7440819525	7440823296	7440813916	7440789152	7440788316	7440808218	240906052
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7440829493	7440833221	7440822685	7440791157	7440795895	7440734673	241007113
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7440824205	7440825122	7440814475	7440787503	7440803887	7440804470	241007184
7440824798	7440812412	7440825756	7440793617	7440791077	7440789566	241007202
7440824677	7440816131	7440823458	7440791416	7440803997	7440803935	241208050
7440830531	7440823946	7440814597	7440795179	7440799839	7440808521	241107719
7440819961	7440812678	7440823640	7440791658	7440807256	7440800316	241107829
7440830325	7440816494	7440821289	7440809951	7440783921	7440785031	241006970
7440820299	7440818467	7440813157	7440781341	7440810786	7440808896	240906135
7440820033	7440814954	7440820936	7440811487	7440787313	7440779452	241107443
7440818557	7440818104	7440833528	7440794199	7440800136	7440798740	240906484
7440836145	7440830170	7440830234	7440787617	7440803755	7440788368	241006972
7440818218	7440822869	7440830137	7440786940	7440784598	7440805389	241006920
7440820263	7440822748	7440822660	7440790631	7440788734	7440801092	241107782
7440811940	7440830966	7440822563	7440696330	7440785335	7440790313	241006999
7440829155	7440823295	7440820273	7440804135	7440790930	7440795145	241007305
7440812701	7440820400	7440816778	7440807799	7440791540	7440797411	241007190
7440823588	7440827345	7440814670	7440768289	7440786423	7440796697	240906457
7440819417	7440823933	7440825757	7440779972	7440784357	7440796891	241207934
7440816004	7440829885	7440823203	7440806337	7440782069	7440808655	241006912
7440825525	7440829534	7440828819	7440790632	7440805750	7440792072	241007042
7440819889	7440823957	7440827152	7440808889	7440792325	7440782338	241107528
7440821026	7440823836	7440823760	7440791898	7440784200	7440803052	241107906
7440812604	7440812104	7440812707	7440809997	7440809106	7440791429	241107603
7440826611	7440826474	7440827706	7440809622	7440781947	7440790774	241107341
7440811987	7440811148	7440826184	7440796027	7440796945	7440791756	241006924
7440815487	7440825471	7440821351	7440803900	7440785576	7440786493	241107651
7440834185	7440820752	7440821133	7440677675	7440784116	7440811185	241107485
7440822124	7440827696	7440821169	7440677300	7440780946	7440806586	240906418
7440830653	7440827357	7440818281	7440799669	7440799793	7440789871	241006978
7440828947	7440823944	7440833757	7440795819	7440806539	7440806368	241107811
7440820131	7440827332	7440821581	7440805598	7440803003	7440806344	241107784
7440818207	7440814500	7440825082	7440791219	7440798111	7440779389	240906326
7440828283	7440812006	7440812371	7440791763	7440796261	240805788	241006792
7440830108	7440817812	7440818932	7440787725	7440795920	240906495	241007073
7440814289	7440819582	7440817070	7440779862	7440714138	240906132	240906466
7440816003	7440813750	7440819188	7440781034	7440785200	241006711	241107473
7440818422	7440820402	7440822598	7440705784	7440795726	240705317	241007097
7440829168	7440812890	7440812480	7440797025	7440807074	240705397	241006909
7440827294	7440812660	7440780887	7440789026	7440806998	240805545	241107337
7440819559	7440827017	7440798294	7440807318	7440809104	241007009	241107677
7440825885	7440827586	7440797712	7440681471	7440781816	240605090	241207967
7440822908	7440830607	7440792269	7440802817	7440785223	240805521	241006817
7440817479	7440821407	7440802434	7440780826	7440809890	240805913	241006938
7440824578	7440834459	7440791350	7440780935	7440798708	241006681	241107871
7440824457	7440825926	7440802675	7440810045	7440811455	88236491	241107678
7440818216	7440820318	7440796998	7440786617	7440786863	240906155	241107504
7440831400	7440828654	7440811407	7440784567	7440799158	240705415	241107355
7440830577	7440828533	7440803873	7440808977	7440797064	241006596	241107406
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7440829133	7440825166	7440790263	7440802178	7440811321	240805936	240906322
7440820690	7440825033	7440806063	7440806641	7440787517	240805520	241107517
7440825559	7440824958	7440800364	7440805007	7440808165	241006629	241107407
7440827835	7440830824	7440797290	7440789049	7440791038	240805911	241007215
7440823598	7440822830	7440787238	7440794087	7440799026	240805802	241107704
7440827823	7440830812	7440803523	7440779448	7440799377	240805935	241007230
7440821670	7440816831	7440790903	7440806426	7440780942	240805814	241107574
7440813263	7440814720	7440787105	7440803350	7440790490	240805608	241107710
7440815005	7440821977	7440779024	7440788817	7440792586	240905996	241107390
7440813287	7440828205	7440806196	7440797112	7440784330	240905972	241006974
7440826613	7440830392	7440793225	7440807538	7440804338	240705304	241007165
7440822231	7440820646	7440790482	7440804003	7440781813	240906339	241107606
7440814691	7440816648	7440807130	7440808930	7440808142	240805578	241007216
7440814473	7440815170	7440800690	7440790528	7440805600	240805760	241007238
7440816651	7440824838	7440802432	7440781918	7440786885	240805619	241006557
7440827600	7440833696	7440811845	7440802839	7440797175	241006716	241107364
7440832737	7440827007	7440809905	7440786857	7440678145	240906151	241207966
7440827503	7440819156	7440796867	7440797462	7440801819	240805686	241107458
7440825338	7440827244	7440798717	7440799992	7440791581	240805836	241107566
7440825786	7440829457	7440810536	7440806401	7440806291	240805541	241107361
7440823210	7440812596	7440788676	7440805469	7440779733	240906054	241007124
7440812504	7440829651	7440794990	7440798467	7440780831	240805618	241007223
7440813098	7440828006	7440804985	7440804837	7440805974	240805727	241007212
7440830983	7440823711	7440810512	7440799759	7440803335	240805703	241006751
7440815361	7440817493	7440797292	7440794680	7440810254	241006685	241006883
7440815131	7440815930	7440803412	7440788003	7440790400	241006727	241007114
7440816336	7440826011	7440797974	7440785837	7440801979	240906434	241006947
7440820485	7440815966	7440797538	7440790259	7440807871	240906283	241107560
7440825557	7440817057	7440790048	7440802659	7440804255	240805697	241107856
7440825993	7440812909	7440783737	7440810064	7440779417	240805782	241107656
7440825545	7440812572	7440786323	7440780103	7440802381	241006555	241007034
7440819724	7440822864	7440786565	7440799736	7440791996	240905987	241007266
7440821236	7440822852	7440811512	7440790671	7440806698	240805617	241007288
7440828712	7440822610	7440785016	7440804705	7440804473	240805702	241007052
7440826631	7440819561	7440791370	7440794354	7440802958	241006839	241007180
7440816214	7440814786	7440802897	7440811151	7440808984	240605021	241007308
7440811995	7440832128	7440800345	7440735181	7440780903	240906300	241107358
7440829188	7440832782	7440790461	7440792199	7440786758	240906173	241006551
7440816334	7440824282	7440809287	7440783419	7440801712	240705380	241107353
7440823256	7440824921	7440789962	7440785944	7440784644	240604847	241107627
7440833273	7440817298	7440791042	7440809825	7440777883	240906282	240906393
7440822373	7440820636	7440789308	7440789029	7440801869	240906391	241006971
7440819624	7440813237	7440803830	7440806047	7440793293	240805684	241006976
7440831622	7440815759	7440805702	7440780239	7440806540	240805660	241007270
7440827072	7440819259	7440780990	7440797209	7440787185	240905976	241006563
7440822819	7440826938	7440792021	7440786175	7440804692	240805519	241006661
7440828920	7440833226	7440799054	7440810507	7440793932	240906117	241107607
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7440818535	7440820831	7440800210	7440811590	7440781137	240906075	241007045
7440836200	7440813347	7440796996	7440802524	7440802076	240705478	241007196
7440830327	7440820952	7440785692	7440793177	7440785644	240805518	240906286
7440816793	7440813129	7440789747	7440786839	7440811211	240805639	241007111
7440816890	7440825174	7440783051	7440801762	7440788271	240805748	241007328
7440836697	7440812780	7440806708	7440795029	7440790621	240805603	241107901
7440832712	7440824748	7440799827	7440799099	7440787183	240705357	241107675
7440822384	7440819583	7440790245	7440788159	7440781354	240906467	241007319
7440827180	7440821957	7440788414	7440810968	7440794935	240906116	241006739
7440822709	7440832235	7440791040	7440795465	7440804012	240805856	240906499
7440824248	7440815308	7440811731	7440786813	7440802800	240906086	241107388
7440817640	7440815405	7440803852	7440789310	7440794162	240805694	241006897
7440823461	7440818144	7440684917	7440785700	7440780047	241006568	241007107
7440829901	7440824810	7440784914	7440798710	7440784554	240805747	241107883
7440814396	7440822679	7440786787	7440807139	7440796806	241006750	241006745
7440816275	7440818928	7440786896	7440798516	7440797497	240906345	241007240
7440822262	7440828661	7440784102	7440787240	7440791992	240906357	241007157
7440814713	7440812440	7440807940	7440790347	7440791750	240906478	241007010
7440820029	7440831364	7440781054	7440806025	7440804344	240906115

 If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.

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